UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
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Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Sole Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Oscar S. Schafer       New York, NY                    2/14/2012
       ------------------------   ------------------------------  ----------
       [Signature]                [City, State]                   [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    22
                                                -------------

Form 13F Information Table Value Total:              $107,024
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                               SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANIXTER INTL INC             COM            035290105    5,871   98,443 SH       SOLE                 98,443
APPLE INC                    COM            037833100    6,248   15,428 SH       SOLE                 15,428
CNO FINL GROUP INC           COM            12621E103      781  123,788 SH       SOLE                123,788
COMVERSE TECHNOLOGY INC      COM PAR $0.10  205862402    3,279  477,983 SH       SOLE                477,983
COVANTA HLDG CORP            COM            22282E102    5,869  428,675 SH       SOLE                428,675
CROWN HOLDINGS INC           COM            228368106    1,674   49,855 SH       SOLE                 49,855
DOLLAR THRIFTY AUTOMOTIVE GP COM            256743105      709   10,086 SH       SOLE                 10,086
HERTZ GLOBAL HOLDINGS INC    COM            42805T105    8,681  740,738 SH       SOLE                740,738
MAKO SURGICAL CORP           COM            560879108    3,650  144,770 SH       SOLE                144,770
NICE SYS LTD                 SPONSORED ADR  653656108    4,499  130,591 SH       SOLE                130,591
RSC HOLDINGS INC             COM            74972L102    6,459  349,156 SH       SOLE                349,156
SENSATA TECHNOLOGIES HLDG BV SHS            N7902X106    4,720  179,588 SH       SOLE                179,588
TE CONNECTIVITY LTD          REG SHS        H84989104    5,841  189,584 SH       SOLE                189,584
TYCO INTERNATIONAL LTD       SHS            H89128104    5,584  119,548 SH       SOLE                119,548
UNIFI INC                    COM NEW        904677200      977  128,597 SH       SOLE                128,597
VERINT SYS INC               COM            92343X100    6,593  239,383 SH       SOLE                239,383
VIACOM INC NEW               CL B           92553P201    4,546  100,114 SH       SOLE                100,114
WALGREEN CO                  COM            931422109    7,240  218,997 SH       SOLE                218,997
WYNDHAM WORLDWIDE CORP       COM            98310W108    6,967  184,173 SH       SOLE                184,173
XEROX CORP                   COM            984121103    5,558  698,232 SH       SOLE                698,232
YAHOO INC                    COM            984332106    4,826  299,188 SH       SOLE                299,188
YAHOO INC                    COM            984332106    6,452  400,000 SH  CALL SOLE                400,000